Financial Expenses, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and Debt Expense [Abstract]
Interest on long-term bank debt	$ (2,828)	$ (4,825)	$ (7,148)
Interest on Series A Notes, net	(7,954)	(9,715)	(10,787)
Interest on short-term bank credit and loans	(2,787)	(2,444)	(2,528)
Gain (loss) from exchange rate differences, net	(12,516)	(12,307)	126
Other	(24,098)	(11,145)	(9,923)
Interest Expense, Total	(50,183)	(40,436)	(30,260)
Interest on cash, cash equivalents and bank deposits	1,404	1,035	1,821
Other	1,281	2,091	2,353
Interest Income, Total	2,685	3,126	4,174
Financial expenses, net	$ (47,498)	$ (37,310)	$ (26,086)